Revenue - Contract Balances - Summary of In-Progress Contracts (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Accumulated cost	₩ 26,153,452	₩ 21,404,321
Accumulated contract profit	1,848,718	1,524,208
Accumulated contract loss	(804,538)	(718,593)
Accumulated contract revenue	₩ 27,197,632	₩ 22,209,936